MARKETABLE SECURITIES - Fair value of the marketable securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Opening balance	$ 7,422
Unrealized fair value gain (loss) on marketable securities	4,982	$ (9,051)	$ (174,634)
Ending balance	12,404	7,422
URZ3 Energy Corp (formerly NGE)
MARKETABLE SECURITIES
Opening balance	7,422	16,473	196,847
Foreign exchange movements	0	0	(5,740)
Unrealized fair value gain (loss) on marketable securities	4,982	(9,051)	(174,634)
Ending balance	$ 12,404	$ 7,422	$ 16,473